LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
LEASE LIABILITIES

15.  LEASE LIABILITIES

Changes in lease liabilities are as follows:

	Note	2024	2023
Balance at beginning of year		$346.1	$158.3
Lease obligations financing right-of-use assets		158.8	56.9
Business acquisitions	6	—	226.2
Repayments		(126.2)	(94.8)
Other		(0.2)	(0.5)
		378.5	346.1
Less current portion		(108.5)	(99.3)
		$270.0	$246.8

Lease liabilities with affiliated corporations amounted to $15.8 million as of December 31, 2024 ($20.1 million in 2023).

Interest rates on lease liabilities ranged from 1.9% to 9.0% as of December 31, 2024 and 2023.

Repayments of lease liabilities over the coming years are as follows:

2025	$108.5
2026	87.3
2027	70.2
2028	53.8
2029	27.8
2030 and thereafter	30.9